Warrants - Additional Information (Detail) - USD ($)		9 Months Ended		12 Months Ended
	Dec. 02, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Warrants to purchase common stock		3,999,998		3,999,998
Purchase price per share		$ 0.0045		$ 0.0045
Warrants expiration duration		8 years		8 years
Expense recognized for warrants performance criteria.		$ 70,000	$ 0	$ 0	$ 0
Subsequent Event
Class Of Warrant Or Right [Line Items]
Accelerated recognition of remaining warrant expense	$ 279,000